Exhibit 99.1

Volkswagen Auto Lease Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-24	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		9/18/2024
2	Payment Date		9/20/2024
3	Collection Period	8/1/2024	8/30/2024	30
4	Monthly Interest Period- Actual	8/20/2024	9/19/2024	31
5	Monthly Interest - 30/360			30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	151,000,000.00	-	-	-	-	-
7	Class A-2 Notes	385,000,000.00	-	-	-	-	-
8	Class A-3 Notes	385,000,000.00	36,181,465.69	-	36,181,465.69	-	-
9	Class A-4 Notes	79,000,000.00	79,000,000.00	-	1,850,100.22	77,149,899.78	0.9765810
10	Equals: Total Securities	$1,000,000,000.00	$115,181,465.69	$-	$38,031,565.91	$77,149,899.78
11	Overcollateralization	162,791,075.45	186,046,572.07			186,046,572.07
12	Total Securitization Value	$1,162,791,075.45	$301,228,037.76		$38,031,565.91	$263,196,471.85

13	NPV Lease Payments Receivable	525,552,923.13	43,663,603.93			35,949,723.88
14	NPV Base Residual	637,238,152.32	257,564,433.84			227,246,747.97
15	Number of Leases	40,751	14,950			13,274

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	1.72100%	N/A	-	-	-	-
17	Class A-2 Notes	3.02000%	N/A	-	-	-	-
18	Class A-3 Notes	3.44000%	N/A	103,720.20	0.2694031	36,285,185.89	94.2472361
19	Class A-4 Notes	3.65000%	N/A	240,291.67	3.0416667	2,090,391.89	26.4606568
	Equals: Total Securities			344,011.87		38,375,577.78

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Lease Payments Received		6,797,334.65
21	Pull Ahead Waived Payments		-
22	Sales Proceeds - Early Terminations		16,247,713.23
23	Sales Proceeds - Scheduled Terminations		19,636,575.19
24	Security Deposits for Terminated Accounts		14,875.00
25	Excess Wear and Tear Received		44,505.03
26	Excess Mileage Charges Received		92,230.82
27	Proceeds Received on Defaulted Leases and Other Recoveries		353,059.38
28	Subtotal: Total Collections		43,186,293.30
29	Repurchase Payments		-
30	Postmaturity Term Extension		-
31	Investment Earnings on Collection Account		261,416.95
32	Total Available Funds, prior to Servicer Advances		43,447,710.25
33	Servicer Advance		-
34	Total Available Funds		43,447,710.25
35	Reserve Account Draw		-
36	Available for Distribution		43,447,710.25

D.	DISTRIBUTIONS
37	Payment Date Advance Reimbursement (Item 82)		-
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods		-
40	Servicing Fee Due in Current Period		251,023.36
41	Servicing Fee Shortfall		-
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods		-
44	Administration Fee Due in Current Period		2,500.00
45	Administration Fee Shortfall		-
46	Interest Shortfall from Prior Periods
47	Interest Paid to Noteholders		344,011.87
48	First Priority Principal Distribution Amount		-
49	Amount Paid to Reserve Account to Reach Specified Balance		-
50	Subtotal: Remaining Available Funds	42,850,175.02
51	Regular Principal Distribution Amount	38,031,565.91
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)		38,031,565.91
53	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		-
54	Remaining Available Funds		4,818,609.10

*	Volkswagen Auto Lease/Loan Underwritten Funding, LLC, as Transferor, has elected to exercise its option under Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture to purchase the Trust SUBI Certificate immediately after the monthly payment of principal and interest on September 20, 2024 (the Redemption Date) and has deposited $77,149,899.78 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

Volkswagen Auto Lease Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-24	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		115,181,465.69
57	Less: Aggregate Securitization Value (End of Collection Period)		(263,196,471.85)
58	First Priority Principal Distribution Amount (not less than zero)		-

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		115,181,465.69
61	Less: Targeted Note Balance		(77,149,899.78)
62	Less: First Priority Principal Distribution Amount		-
63	Regular Principal Distribution Amount		38,031,565.91

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		263,196,471.85
66	Less: Targeted Overcollateralization Amount (16.00% of Initial Securitization Value)		(186,046,572.07)
67	Targeted Note Balance		77,149,899.78

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 32)		43,447,710.25
70	Less: Payment Date Advance Reimbursement (Item 82)		-
71	Less: Servicing Fees Paid (Items 39, 40 and 41)		251,023.36
72	Less: Administration Fees Paid (Items 43, 44 and 45)		2,500.00
73	Less: Interest Paid to Noteholders (Item 47)		344,011.87
74	Less: 1st Priority Principal Distribution (Item 58)		-

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		42,850,175.02
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 75 > 0)		N/A
77	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)		-

78	Total Available Funds after Servicer Advance (Item 76plus Item 77)		42,850,175.02
79	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)		-

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		-
82	Payment Date Advance Reimbursement		-
83	Additional Payment Advances for current period		-
84	Ending Balance of Payment Advance		-

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		2,906,977.69
87	Initial Reserve Account Balance		2,906,977.69

88	Beginning Reserve Account Balance		2,906,977.69
89	Plus: Net Investment Income for the Collection Period		12,807.36
90	Subtotal: Reserve Fund Available for Distribution		2,919,785.05
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 49)		-
92	Less: Reserve Account Draw Amount (Item 79)		-
93	Subtotal Reserve Account Balance		2,919,785.05
94	Less: Excess Reserve Account Funds to Transferor (If Item 93> Item 86)		12,807.36
95	Equals: Ending Reserve Account Balance		2,906,977.69

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		-

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	913	18,800,212.97
99	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(19,372,337.75)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(380,733.61)
101	Less: Excess Wear and Tear Received		(44,805.03)
102	Less: Excess Mileage Received		(92,230.82)
103	Current Period Net Residual Losses/(Gains)	913	(1,089,894.24)
104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	8,243	(12,089,210.52)
106	Current Period Net Residual Losses (Item 103)	913	(1,089,894.24)
107	Ending Cumulative Net Residual Losses	9,156	(13,179,104.76)
108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-1.13%

Volkswagen Auto Lease Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-24	PAGE 3

G.	POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,162,791,075.45	263,196,471.85
111	Aggregate Base Residual Value			790,858,748.94	237,925,469.86
112	Number of Current Contracts			40,751	13,274
113	Weighted Average Lease Rate			2.83%	3.15%
114	Average Remaining Term			26.4	4.4
115	Average Original Term			40.5	42.6
116	Proportion of Base Prepayment Assumption Realized				53.30%
117	Actual Monthly Prepayment Speed				1.70%
118	Turn-in Ratio on Scheduled Terminations				79.08%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		14,950	333,953,470.23	301,228,037.76
120	Depreciation/Payments			(5,546,714.33)	(4,218,870.79)
121	Gross Credit Losses		(13)	(371,466.43)	(379,492.15)
122	Early Terminations - Purchased by Customer		(58)	(1,150,059.96)	(1,034,337.97)
123	Early Terminations - Sold at Auction		(12)	(309,854.38)	(287,105.77)
124	Early Terminations - Purchased by Dealer		(680)	(14,745,007.75)	(13,311,546.27)
125	Early Terminations - Lease Pull Aheads		-	-	-
126	Scheduled Terminations - Purchased by Customer	3,200,899	(191)	(3,908,828.62)	(3,679,642.44)
127	Scheduled Terminations - Sold at Auction	1,004,999	(39)	(1,093,981.40)	(1,018,815.37)
128	Scheduled Terminations - Purchased by Dealer	15,045,304	(683)	(14,996,608.03)	(14,101,755.16)
129	Pool Balance - End of Period		13,274	291,830,949.33	263,196,471.85

130	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
131	Current		13,009	257,496,207.22	97.83%
132	31 - 60 Days Delinquent		192	4,054,558.56	1.54%
133	61 - 90 Days Delinquent		37	831,959.53	0.32%
134	91+ Days Delinquent		36	813,746.52	0.31%
135	Total		13,274	263,196,471.83	100.00%

136	Delinquency Trigger				6.86%
137	Delinquency Percentage (61 - Day Delinquent Receivables)				0.63%
138	Delinquency Trigger occurred in this collection Period?				No

139	Credit Losses:			Units	Amounts
140	Aggregate Securitization Value on charged-off units			13	379,492.15
141	Aggregate Liquidation Proceeds on charged-off units				(75,810.36)
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				-
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				-
144	Recoveries on charged-off units				(277,249.02)
145	Current Period Aggregate Net Credit Losses/(Gains)			13	26,432.77

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses			359	4,544,149.64
148	Current Period Net Credit Losses (Item 145)			13	26,432.77
149	Ending Cumulative Net Credit Losses			372	4,570,582.41
150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.39%

151	Aging of Scheduled Maturies Not Sold				Units
152	1 - 60 Days since Contract Maturity				333
153	61 - 120 Days since Contract Maturity				91
154	121+ Days since Contract Maturity				87

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month